SHARE CAPITAL AND SHARE PREMIUM - Summary of Movements in the Company's Share Capital and Share Premium (Details) - USD ($) $ in Millions			6 Months Ended
	Jun. 23, 2026	Jun. 17, 2026	Jun. 30, 2026
Share Capital [Roll Forward]
Beginning balance			$ 2,750.4
Issuance of ordinary shares, net of issuance costs (in shares)	1,155,000
Issuance of ordinary shares, net	$ 13.6		212.4
Exercise of share options			0.6
Reclassification of vesting of restricted share units			51.6
Ending balance			$ 3,015.0
Number of shares in issue
Share Capital [Roll Forward]
Beginning balance (in shares)			369,886,369
Issuance of ordinary shares, net of issuance costs (in shares)		15,400,000	15,400,000
Exercise of share option (in shares)			454,296
Reclassification of vesting of restricted share units (in shares)			1,798,258
Ending balance (in shares)			387,538,923
Share capital
Share Capital [Roll Forward]
Beginning balance			$ 0.1
Issuance of ordinary shares, net			0.0
Exercise of share options			0.0
Reclassification of vesting of restricted share units			0.0
Ending balance			0.1
Share premium
Share Capital [Roll Forward]
Beginning balance			2,750.3
Issuance of ordinary shares, net			212.4
Exercise of share options			0.6
Reclassification of vesting of restricted share units			51.6
Ending balance			$ 3,014.9